Long-term investments and notes receivable (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Investments	10,666		15,426
Notes receivable, carrying amount	22,678		22,757
Less: current portion	(598)		(537)
Total long-term notes receivable	22,080		22,220
Total long-term investments and notes receivable	32,746		37,646
Notes Receivable | Red Lily Senior loan, interest at 6.31%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, carrying amount	11,588	[1]	11,588	[1]
Notes Receivable | Red Lily Subordinated loan, interest at 12.5%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, carrying amount	6,565	[1]	6,565	[1]
Notes Receivable | Chapais Energie, Societe en Commandite interest at 10.789% and 4.91%, respectively
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, carrying amount	1,928		2,448
Notes Receivable | Silverleaf resorts loan, interest at 15.48% maturing July 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, carrying amount	2,149		2,010
Notes Receivable | Other note receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, carrying amount	448		146
32.4% of Class B non-voting shares of Kirkland Lake Power Corp.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Investments	4,851		4,926
25% of Class B non-voting shares of Cochrane Power Corporation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Investments	3,772		4,669
45% interest in the Algonquin Power (Rattle Brook) Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Investments	0	[2]	3,884	[2]
50% interest in the Valley Power Partnership
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Investments	1,718		1,767
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term Investments	325		180

[1]	Red Lily IThe Red Lily I Partnership (“Partnership”) is owned by an independent investor. The Company provides operation and supervision services to the Red Lily I project, a 26.4 megawatt wind energy facility located in south-eastern Saskatchewan.The Company’s investment in Red Lily I is in the form of participation in a portion of the senior debt facility, and a subordinated debt facility to the Partnership. In 2011, APUC advanced $13,000 under a senior debt facility to the Partnership and received a pre-payment of $1,412 in 2012. Another third party lender has also advanced $31,000 of senior debt to the Partnership. The Company’s senior loan to the Partnership earns interest at the rate of 6.31% and will mature in 2016. Both tranches of senior debt are secured by substantially all the assets of the Partnership on a pari passu basis.The subordinated loan earns an interest rate of 12.5%, the principal matures in 2036 but is repayable by the Partnership in whole or in part at any time after 2016, without a pre-payment premium. The subordinated loan is secured by substantially all the assets of the Partnership but is subordinated to the senior debt.A second tranche of subordinated loan for an amount equal to the amounts outstanding on Tranche 2 of the senior debt but no greater than $17,000 will be advanced in 2016 by the Company. The proceeds from this additional subordinated debt are required to be used to repay Tranche 2 of the Partnership’s senior debt, including APUC’s portion.In connection with the subordinated debt facility, the Company has been granted an option to subscribe for a 75% equity interest in the Partnership in exchange for the outstanding amount on its subordinated loan of up to $19,500, exercisable for a period of 90 days commencing in 2016. The fair value of the conversion option as at December 31, 2013 and 2012 was determined to be negligible.
[2]	Algonquin Power (Rattle Brook) PartnershipThe Algonquin Power (Rattle Brook) Partnership was sold to related parties effective December 31, 2013 (see note 21).